Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31 are as follows:

	2024	2023
Deferred tax assets:
Operating loss carryforwards	$15,387,300	$12,630,800
Research and development tax credit	2,155,100	2,058,300
Other	868,700	749,000
Total deferred tax assets	18,411,100	15,438,100
Deferred tax liability:
Other	(80,500)	(52,400)
Intangibles	(124,800)	(224,500)
Total deferred tax liabilities	(205,300)	(276,900)
Net deferred tax assets before valuation allowance	18,205,800	15,161,200
Valuation allowance	(18,205,800)	(15,161,200)
Net deferred tax asset	$—	$—

Schedule of Reconciliation of the Statutory Income Tax Rates to Effective Rates	The following represents a reconciliation of the statutory income tax rates to the effective rates at December 31:
	2024	2023
Reconciliation to statutory rates
Expected federal income taxes benefit at statutory rates	(21.0)%	(21.0)%
Expected state tax benefit at statutory rates, net of federal benefit	(6.4)	(6.4)
Change in valuation allowance	27.4	27.4
Income tax expense (benefit)	—%	—%